Stock Options (Details Narrative) (CAD)	Apr. 30, 2012	Oct. 22, 2011	Jun. 10, 2009
Notes to Financial Statements
Option plan, number of shares		22,000,000	5,000,000
Exercise Price		0.05	0.05
Term		10 years	10 years
Stock Options Granted		16,000,000
Stock Options Granted to Officers and Directors		12,000,000
Stock Options Granted to Consultants		6,000,000
Stock Based Compensation		320,000
Weighted average life, in years	9.48